Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations
Hero Joint Venture’s Discontinued Operations
In the second quarter of 2011, we began evaluating strategic alternatives related to our joint venture with Hero. During the third quarter of 2011, due to continued poor performance by the venture and a desire on our part to invest in core operations, a recommendation was made to, and approved by, the joint venture partners to wind down the joint venture operations during the fourth quarter of 2011. In conjunction with this action plan, we wrote down the value of the joint venture’s long-lived assets to fair value less costs to sell as of September 30, 2011. At the end of 2012, the Hero joint venture wind down was completed. Our Hero operations have been classified as discontinued operations in our consolidated financial statements for the years ended December 31, 2012 and 2011. The following is a summary of the operating results of our discontinued operations:

	Year ended December 31,
	2012	2011
	(In thousands)
Operations:
Net sales	$—	$8,614
Income (loss) before income taxes	2,559	(33,100)
Income tax (expense) benefit	(503)	5,995
Net income (loss)	2,056	(27,105)
Net income (loss) attributable to non-controlling interest	1,279	(16,550)

During 2012 and 2011, Hero made cash contributions to the joint venture of $1.9 and $6.8 million, respectively. As part of the joint venture wind down in 2012, we made distributions of $8.0 million to Hero.
Other Discontinued Operations
During the second quarter of 2010, we committed to a plan to sell the business operations of Rachel’s, which provided organic branded dairy-based chilled yogurt, milk, and related dairy products primarily in the United Kingdom. In September 2011, we recorded an additional gain of $3.6 million on the sale of Rachel’s as a result of working capital cash settlement, and in 2012, we recorded tax expense of $0.2 million related to the gain on sale of Rachel’s. These have been recorded in gain on sale of discontinued operations, net of tax, in our consolidated statements of operations.
In relation to other prior discontinued operations, we recorded a tax benefit in 2012 of $0.6 million due to the release of a liability for an uncertain tax position. This has been recorded in gain on sale of discontinued operations in our consolidated statements of operations.